UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-06698

DWS Equity 500 Index Portfolio
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2011

ITEM 1.	REPORT TO STOCKHOLDERS

Investment Portfolio as of June 30, 2011 (Unaudited)
	Shares	Value ($)

Common Stocks 98.1%
Consumer Discretionary 10.5%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	50,496	846,818
Johnson Controls, Inc. (a)	141,501	5,894,932
		6,741,750
Automobiles 0.5%
Ford Motor Co.* (a)	785,298	10,829,259
Harley-Davidson, Inc. (a)	47,982	1,965,823
		12,795,082
Distributors 0.1%
Genuine Parts Co. (a)	33,272	1,809,997
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"* (a)	24,183	1,056,314
DeVry, Inc. (a)	12,400	733,212
H&R Block, Inc. (a)	64,982	1,042,311
		2,831,837
Hotels Restaurants & Leisure 1.8%
Carnival Corp. (Units)	89,279	3,359,569
Chipotle Mexican Grill, Inc.* (a)	6,497	2,002,310
Darden Restaurants, Inc.	29,080	1,447,021
International Game Technology (a)	63,864	1,122,729
Marriott International, Inc. "A" (a)	58,333	2,070,238
McDonald's Corp.	214,806	18,112,442
Starbucks Corp. (a)	153,701	6,069,653
Starwood Hotels & Resorts Worldwide, Inc. (a)	40,293	2,258,020
Wyndham Worldwide Corp.	33,914	1,141,206
Wynn Resorts Ltd.	15,600	2,239,224
Yum! Brands, Inc.	96,131	5,310,276
		45,132,688
Household Durables 0.4%
D.R. Horton, Inc. (a)	56,500	650,880
Fortune Brands, Inc. (a)	31,654	2,018,576
Harman International Industries, Inc. (a)	14,100	642,537
Leggett & Platt, Inc. (a)	29,670	723,355
Lennar Corp. "A" (a)	31,400	569,910
Newell Rubbermaid, Inc. (a)	61,050	963,369
Pulte Group, Inc.* (a)	73,197	560,689
Stanley Black & Decker, Inc.	34,996	2,521,462
Whirlpool Corp. (a)	15,333	1,246,879
		9,897,657
Internet & Catalog Retail 0.9%
Amazon.com, Inc.* (a)	73,967	15,125,512
Expedia, Inc. (a)	39,870	1,155,831
Netflix, Inc.* (a)	9,045	2,376,031
Priceline.com, Inc.* (a)	10,224	5,233,972
		23,891,346
Leisure Equipment & Products 0.1%
Hasbro, Inc. (a)	27,785	1,220,595
Mattel, Inc. (a)	70,714	1,943,928
		3,164,523
Media 3.3%
Cablevision Systems Corp. (New York Group) "A" (a)	47,473	1,718,997
CBS Corp. "B" (a)	139,554	3,975,893
Comcast Corp. "A"	572,263	14,501,144
DIRECTV "A"* (a)	158,910	8,075,806
Discovery Communications, Inc. "A"* (a)	57,646	2,361,180
Gannett Co., Inc. (a)	46,769	669,732
Interpublic Group of Companies, Inc.	98,195	1,227,438
McGraw-Hill Companies, Inc. (a)	63,593	2,665,183
News Corp. "A" (a)	472,408	8,361,622
Omnicom Group, Inc. (a)	58,962	2,839,610
Scripps Networks Interactive "A"	18,700	914,056
Time Warner Cable, Inc. (a)	69,775	5,445,241
Time Warner, Inc. (a)	221,751	8,065,084
Viacom, Inc. "B"	121,153	6,178,803
Walt Disney Co. (a)	391,145	15,270,301
Washington Post Co. "B"	1,100	460,845
		82,730,935
Multiline Retail 0.7%
Big Lots, Inc.*	15,396	510,378
Family Dollar Stores, Inc.	25,272	1,328,296
J.C. Penney Co., Inc. (a)	45,221	1,561,933
Kohl's Corp. (a)	58,225	2,911,832
Macy's, Inc.	86,850	2,539,494
Nordstrom, Inc. (a)	34,532	1,620,932
Sears Holdings Corp.* (a)	9,118	651,390
Target Corp.	142,729	6,695,418
		17,819,673
Specialty Retail 1.8%
Abercrombie & Fitch Co. "A"	17,700	1,184,484
AutoNation, Inc.* (a)	12,400	453,964
AutoZone, Inc.*	5,190	1,530,272
Bed Bath & Beyond, Inc.* (a)	51,012	2,977,570
Best Buy Co., Inc. (a)	66,431	2,086,598
CarMax, Inc.* (a)	47,663	1,576,215
GameStop Corp. "A"* (a)	29,900	797,433
Home Depot, Inc. (a)	329,718	11,942,386
Limited Brands, Inc.	52,240	2,008,628
Lowe's Companies, Inc.	269,656	6,285,681
O'Reilly Automotive, Inc.* (a)	28,500	1,867,035
Ross Stores, Inc. (a)	23,701	1,898,924
Staples, Inc. (a)	148,574	2,347,469
The Gap, Inc. (a)	81,158	1,468,960
Tiffany & Co. (a)	26,416	2,074,184
TJX Companies, Inc.	80,199	4,212,854
Urban Outfitters, Inc.* (a)	25,361	713,912
		45,426,569
Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	61,053	3,903,118
NIKE, Inc. "B"	78,607	7,073,058
Polo Ralph Lauren Corp. (a)	13,600	1,803,496
VF Corp. (a)	17,740	1,925,854
		14,705,526
Consumer Staples 10.4%
Beverages 2.5%
Brown-Forman Corp. "B" (a)	21,822	1,629,885
Coca-Cola Co. (a)	473,626	31,870,294
Coca-Cola Enterprises, Inc.	67,924	1,982,022
Constellation Brands, Inc. "A"*	36,800	766,176
Dr. Pepper Snapple Group, Inc. (a)	45,497	1,907,689
Molson Coors Brewing Co. "B" (a)	33,704	1,507,917
PepsiCo, Inc.	327,170	23,042,583
		62,706,566
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	90,699	7,368,387
CVS Caremark Corp.	280,591	10,544,610
Kroger Co. (a)	125,027	3,100,669
Safeway, Inc. (a)	73,059	1,707,389
SUPERVALU, Inc. (a)	47,691	448,772
Sysco Corp. (a)	120,982	3,772,219
Wal-Mart Stores, Inc. (a)	395,183	21,000,025
Walgreen Co. (a)	189,408	8,042,264
Whole Foods Market, Inc. (a)	31,274	1,984,335
		57,968,670
Food Products 1.7%
Archer-Daniels-Midland Co.	139,826	4,215,754
Campbell Soup Co. (a)	36,770	1,270,404
ConAgra Foods, Inc. (a)	85,578	2,208,768
Dean Foods Co.* (a)	40,200	493,254
General Mills, Inc.	132,660	4,937,605
H.J. Heinz Co. (a)	65,940	3,513,283
Hormel Foods Corp. (a)	28,300	843,623
Kellogg Co.	51,834	2,867,457
Kraft Foods, Inc. "A" (a)	363,710	12,813,503
McCormick & Co., Inc. (a)	27,100	1,343,347
Mead Johnson Nutrition Co. (a)	42,294	2,856,960
Sara Lee Corp.	121,228	2,302,120
The Hershey Co. (a)	31,660	1,799,871
The JM Smucker Co. (a)	24,357	1,861,849
Tyson Foods, Inc. "A" (a)	63,100	1,225,402
		44,553,200
Household Products 2.1%
Clorox Co. (a)	27,032	1,823,038
Colgate-Palmolive Co. (a)	101,402	8,863,549
Kimberly-Clark Corp. (a)	81,703	5,438,151
Procter & Gamble Co.	577,714	36,725,279
		52,850,017
Personal Products 0.2%
Avon Products, Inc.	88,297	2,472,316
Estee Lauder Companies, Inc. "A" (a)	23,200	2,440,408
		4,912,724
Tobacco 1.6%
Altria Group, Inc.	432,445	11,420,873
Lorillard, Inc. (a)	30,054	3,271,979
Philip Morris International, Inc.	367,472	24,536,105
Reynolds American, Inc.	70,680	2,618,694
		41,847,651
Energy 12.4%
Energy Equipment & Services 2.3%
Baker Hughes, Inc.	89,617	6,502,610
Cameron International Corp.* (a)	51,182	2,573,943
Diamond Offshore Drilling, Inc. (a)	14,830	1,044,180
FMC Technologies, Inc.* (a)	49,712	2,226,600
Halliburton Co. (a)	189,168	9,647,568
Helmerich & Payne, Inc. (a)	22,052	1,458,078
Nabors Industries Ltd.*	59,138	1,457,160
National Oilwell Varco, Inc.	88,044	6,885,921
Noble Corp.* (a)	51,587	2,033,044
Rowan Companies, Inc.* (a)	25,239	979,526
Schlumberger Ltd.	280,840	24,264,576
		59,073,206
Oil, Gas & Consumable Fuels 10.1%
Alpha Natural Resources, Inc.* (a)	47,432	2,155,310
Anadarko Petroleum Corp.	102,566	7,872,966
Apache Corp.	79,357	9,791,860
Cabot Oil & Gas Corp. (a)	21,700	1,438,927
Chesapeake Energy Corp. (a)	136,300	4,046,747
Chevron Corp. (a)	415,950	42,776,298
ConocoPhillips (a)	292,432	21,987,962
CONSOL Energy, Inc.	47,012	2,279,142
Denbury Resources, Inc.* (a)	81,518	1,630,360
Devon Energy Corp.	87,817	6,920,858
El Paso Corp.	160,216	3,236,363
EOG Resources, Inc. (a)	55,211	5,772,310
EQT Corp. (a)	30,100	1,580,852
Exxon Mobil Corp.	1,019,079	82,932,649
Hess Corp.	62,865	4,699,787
Marathon Oil Corp.	147,010	7,744,487
Murphy Oil Corp.	40,518	2,660,412
Newfield Exploration Co.*	27,857	1,894,833
Noble Energy, Inc.	35,991	3,225,873
Occidental Petroleum Corp.	168,328	17,512,845
Peabody Energy Corp.	55,931	3,294,895
Pioneer Natural Resources Co. (a)	24,500	2,194,465
QEP Resources, Inc. (a)	37,000	1,547,710
Range Resources Corp. (a)	33,142	1,839,381
Southwestern Energy Co.* (a)	71,736	3,076,040
Spectra Energy Corp. (a)	135,773	3,721,538
Sunoco, Inc. (a)	25,972	1,083,292
Tesoro Corp.* (a)	28,600	655,226
Valero Energy Corp.	118,801	3,037,742
Williams Companies, Inc.	120,523	3,645,821
		256,256,951
Financials 14.9%
Capital Markets 2.3%
Ameriprise Financial, Inc.	50,070	2,888,037
Bank of New York Mellon Corp. (a)	256,295	6,566,278
BlackRock, Inc. (a)	19,845	3,806,469
Charles Schwab Corp. (a)	205,333	3,377,728
E*TRADE Financial Corp.*	52,526	724,859
Federated Investors, Inc. "B" (a)	18,200	433,888
Franklin Resources, Inc. (a)	29,776	3,909,291
Invesco Ltd.	94,850	2,219,490
Janus Capital Group, Inc. (a)	38,379	362,298
Legg Mason, Inc. (a)	31,600	1,035,216
Morgan Stanley	319,781	7,358,161
Northern Trust Corp.	52,730	2,423,471
State Street Corp. (a)	105,368	4,751,043
T. Rowe Price Group, Inc. (a)	53,076	3,202,606
The Goldman Sachs Group, Inc.	107,195	14,266,582
		57,325,417
Commercial Banks 2.6%
BB&T Corp. (a)	144,092	3,867,429
Comerica, Inc. (a)	35,823	1,238,401
Fifth Third Bancorp.	187,389	2,389,210
First Horizon National Corp. (a)	56,320	537,293
Huntington Bancshares, Inc.	174,701	1,146,038
KeyCorp (a)	197,545	1,645,550
M&T Bank Corp. (a)	25,353	2,229,796
Marshall & Ilsley Corp.	111,599	889,444
PNC Financial Services Group, Inc. (a)	109,518	6,528,368
Regions Financial Corp. (a)	252,819	1,567,478
SunTrust Banks, Inc.	110,462	2,849,920
US Bancorp. (a)	397,355	10,136,526
Wells Fargo & Co. (a)	1,095,072	30,727,720
Zions Bancorp. (a)	36,456	875,309
		66,628,482
Consumer Finance 0.8%
American Express Co. (a)	216,555	11,195,893
Capital One Financial Corp. (a)	95,371	4,927,820
Discover Financial Services (a)	113,332	3,031,631
SLM Corp.	107,990	1,815,312
		20,970,656
Diversified Financial Services 3.7%
Bank of America Corp.	2,097,455	22,988,107
Citigroup, Inc.	604,622	25,176,460
CME Group, Inc. "A" (a)	13,773	4,016,069
IntercontinentalExchange, Inc.* (a)	15,248	1,901,578
JPMorgan Chase & Co.	822,606	33,677,490
Leucadia National Corp. (a)	41,700	1,421,970
Moody's Corp. (a)	41,800	1,603,030
NYSE Euronext (a)	53,200	1,823,164
The NASDAQ OMX Group, Inc.* (a)	32,600	824,780
		93,432,648
Insurance 3.7%
ACE Ltd.	69,685	4,586,667
Aflac, Inc.	96,127	4,487,209
Allstate Corp. (a)	106,989	3,266,374
American International Group, Inc.* (a)	91,240	2,675,157
Aon Corp.	68,324	3,505,021
Assurant, Inc. (a)	19,100	692,757
Berkshire Hathaway, Inc. "B"* (a)	358,285	27,727,676
Chubb Corp. (a)	61,259	3,835,426
Cincinnati Financial Corp. (a)	34,234	998,948
Genworth Financial, Inc. "A"* (a)	103,400	1,062,952
Hartford Financial Services Group, Inc. (a)	93,476	2,464,962
Lincoln National Corp. (a)	65,274	1,859,656
Loews Corp. (a)	63,723	2,682,101
Marsh & McLennan Companies, Inc. (a)	112,053	3,494,933
MetLife, Inc. (a)	218,548	9,587,701
Principal Financial Group, Inc. (a)	66,219	2,014,382
Progressive Corp. (a)	134,714	2,880,185
Prudential Financial, Inc. (a)	101,688	6,466,340
The Travelers Companies, Inc.	86,637	5,057,868
Torchmark Corp. (a)	15,110	969,156
Unum Group (a)	65,294	1,663,691
XL Group PLC (a)	62,632	1,376,651
		93,355,813
Real Estate Investment Trusts 1.6%
Apartment Investment & Management Co. "A" (REIT) (a)	24,316	620,788
AvalonBay Communities, Inc. (REIT) (a)	17,946	2,304,266
Boston Properties, Inc. (REIT) (a)	30,400	3,227,264
Equity Residential (REIT)	61,360	3,681,600
HCP, Inc. (REIT) (a)	83,046	3,046,958
Health Care REIT, Inc. (REIT) (a)	36,566	1,917,155
Host Hotels & Resorts, Inc. (REIT) (a)	140,786	2,386,323
Kimco Realty Corp. (REIT) (a)	85,800	1,599,312
Plum Creek Timber Co., Inc. (REIT) (a)	32,748	1,327,604
Prologis, Inc. (REIT) (a)	93,991	3,368,637
Public Storage (REIT) (a)	28,730	3,275,507
Simon Property Group, Inc. (REIT) (a)	60,708	7,056,091
Ventas, Inc. (REIT) (a)	33,200	1,749,972
Vornado Realty Trust (REIT) (a)	34,272	3,193,465
Weyerhaeuser Co. (REIT) (a)	112,674	2,463,054
		41,217,996
Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc. "A"* (a)	61,500	1,544,265
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc. (a)	104,568	856,412
People's United Financial, Inc. (a)	76,675	1,030,512
		1,886,924
Health Care 11.5%
Biotechnology 1.2%
Amgen, Inc.* (a)	192,229	11,216,562
Biogen Idec, Inc.* (a)	50,398	5,388,554
Celgene Corp.* (a)	95,709	5,773,167
Cephalon, Inc.*	15,700	1,254,430
Gilead Sciences, Inc.*	162,753	6,739,602
		30,372,315
Health Care Equipment & Supplies 1.9%
Baxter International, Inc. (a)	118,170	7,053,567
Becton, Dickinson & Co.	44,771	3,857,917
Boston Scientific Corp.* (a)	313,143	2,163,818
C.R. Bard, Inc. (a)	18,083	1,986,598
CareFusion Corp.*	46,827	1,272,290
Covidien PLC	103,226	5,494,720
DENTSPLY International, Inc. (a)	29,700	1,130,976
Edwards Lifesciences Corp.* (a)	23,439	2,043,412
Intuitive Surgical, Inc.* (a)	8,197	3,050,186
Medtronic, Inc. (a)	221,830	8,547,110
St. Jude Medical, Inc. (a)	67,510	3,218,877
Stryker Corp. (a)	68,502	4,020,382
Varian Medical Systems, Inc.* (a)	24,400	1,708,488
Zimmer Holdings, Inc.*	39,301	2,483,823
		48,032,164
Health Care Providers & Services 2.2%
Aetna, Inc.	78,495	3,460,845
AmerisourceBergen Corp. (a)	56,410	2,335,374
Cardinal Health, Inc.	72,879	3,310,164
CIGNA Corp.	55,975	2,878,794
Coventry Health Care, Inc.*	30,658	1,118,097
DaVita, Inc.* (a)	19,700	1,706,217
Express Scripts, Inc.*	109,234	5,896,451
Humana, Inc.	35,151	2,831,062
Laboratory Corp. of America Holdings* (a)	20,800	2,013,232
McKesson Corp.	52,167	4,363,770
Medco Health Solutions, Inc.*	82,760	4,677,595
Patterson Companies, Inc. (a)	20,600	677,534
Quest Diagnostics, Inc. (a)	32,702	1,932,688
Tenet Healthcare Corp.* (a)	95,548	596,220
UnitedHealth Group, Inc.	224,094	11,558,769
WellPoint, Inc.	75,946	5,982,266
		55,339,078
Health Care Technology 0.1%
Cerner Corp.* (a)	30,110	1,840,022
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.*	71,857	3,672,611
Life Technologies Corp.*	36,903	1,921,539
PerkinElmer, Inc.	21,963	591,024
Thermo Fisher Scientific, Inc.* (a)	79,320	5,107,415
Waters Corp.* (a)	18,505	1,771,669
		13,064,258
Pharmaceuticals 5.6%
Abbott Laboratories	321,996	16,943,429
Allergan, Inc. (a)	62,824	5,230,098
Bristol-Myers Squibb Co. (a)	352,847	10,218,449
Eli Lilly & Co.	210,980	7,918,079
Forest Laboratories, Inc.* (a)	58,347	2,295,371
Hospira, Inc.*	35,122	1,990,012
Johnson & Johnson (a)	567,453	37,746,974
Merck & Co., Inc.	638,938	22,548,122
Mylan, Inc.* (a)	91,219	2,250,373
Pfizer, Inc.	1,634,743	33,675,706
Watson Pharmaceuticals, Inc.* (a)	25,757	1,770,279
		142,586,892
Industrials 11.0%
Aerospace & Defense 2.8%
Boeing Co. (a)	152,714	11,290,146
General Dynamics Corp. (a)	76,819	5,724,552
Goodrich Corp.	25,738	2,457,979
Honeywell International, Inc.	162,609	9,689,870
ITT Corp. (a)	37,892	2,232,976
L-3 Communications Holdings, Inc. (a)	21,868	1,912,357
Lockheed Martin Corp. (a)	58,891	4,768,404
Northrop Grumman Corp. (a)	60,427	4,190,612
Precision Castparts Corp. (a)	29,828	4,911,180
Raytheon Co.	75,470	3,762,180
Rockwell Collins, Inc. (a)	31,644	1,952,118
Textron, Inc. (a)	58,454	1,380,099
United Technologies Corp.	189,158	16,742,375
		71,014,848
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc. (a)	34,132	2,690,967
Expeditors International of Washington, Inc.	44,300	2,267,717
FedEx Corp.	65,160	6,180,426
United Parcel Service, Inc. "B" (a)	203,909	14,871,083
		26,010,193
Airlines 0.1%
Southwest Airlines Co. (a)	165,114	1,885,602
Building Products 0.0%
Masco Corp. (a)	72,605	873,438
Commercial Services & Supplies 0.5%
Avery Dennison Corp. (a)	22,531	870,373
Cintas Corp. (a)	27,366	903,899
Iron Mountain, Inc. (a)	41,800	1,424,962
Pitney Bowes, Inc. (a)	40,785	937,647
R.R. Donnelley & Sons Co. (a)	40,861	801,284
Republic Services, Inc.	61,699	1,903,414
Stericycle, Inc.* (a)	18,200	1,621,984
Waste Management, Inc. (a)	98,507	3,671,356
		12,134,919
Construction & Engineering 0.2%
Fluor Corp.	35,950	2,324,527
Jacobs Engineering Group, Inc.*	26,100	1,128,825
Quanta Services, Inc.* (a)	44,800	904,960
		4,358,312
Electrical Equipment 0.5%
Emerson Electric Co.	155,136	8,726,400
Rockwell Automation, Inc. (a)	29,821	2,587,270
Roper Industries, Inc. (a)	20,266	1,688,158
		13,001,828
Industrial Conglomerates 2.4%
3M Co. (a)	147,079	13,950,443
General Electric Co.	2,193,781	41,374,709
Tyco International Ltd. (a)	97,032	4,796,292
		60,121,444
Machinery 2.3%
Caterpillar, Inc. (a)	133,568	14,219,649
Cummins, Inc.	40,458	4,186,999
Danaher Corp. (a)	112,776	5,976,000
Deere & Co. (a)	86,878	7,163,091
Dover Corp. (a)	38,572	2,615,182
Eaton Corp. (a)	71,140	3,660,153
Flowserve Corp.	11,792	1,295,823
Illinois Tool Works, Inc. (a)	102,660	5,799,263
Ingersoll-Rand PLC (a)	68,314	3,102,139
Joy Global, Inc.	21,203	2,019,374
PACCAR, Inc. (a)	74,681	3,815,452
Pall Corp. (a)	24,710	1,389,443
Parker Hannifin Corp. (a)	33,852	3,037,879
Snap-on, Inc. (a)	12,132	758,007
		59,038,454
Professional Services 0.1%
Dun & Bradstreet Corp.	10,014	756,458
Equifax, Inc.	25,509	885,672
Robert Half International, Inc. (a)	30,475	823,739
		2,465,869
Road & Rail 0.9%
CSX Corp.	227,890	5,975,276
Norfolk Southern Corp.	73,063	5,474,611
Ryder System, Inc. (a)	10,390	590,671
Union Pacific Corp. (a)	101,422	10,588,457
		22,629,015
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	60,800	2,188,192
W.W. Grainger, Inc. (a)	11,909	1,829,818
		4,018,010
Information Technology 17.5%
Communications Equipment 2.0%
Cisco Systems, Inc.	1,138,134	17,766,272
F5 Networks, Inc.*	16,910	1,864,327
Harris Corp. (a)	26,200	1,180,572
JDS Uniphase Corp.* (a)	46,139	768,676
Juniper Networks, Inc.*	111,534	3,513,321
Motorola Mobility Holdings, Inc.* (a)	60,198	1,326,764
Motorola Solutions, Inc.*	69,898	3,218,104
QUALCOMM, Inc.	345,558	19,624,239
Tellabs, Inc. (a)	75,030	345,888
		49,608,163
Computers & Peripherals 4.2%
Apple, Inc.*	191,273	64,204,608
Dell, Inc.* (a)	339,378	5,657,431
EMC Corp.* (a)	425,490	11,722,250
Hewlett-Packard Co.	429,079	15,618,476
Lexmark International, Inc. "A"*	17,357	507,866
NetApp, Inc.* (a)	76,309	4,027,589
SanDisk Corp.*	48,400	2,008,600
Western Digital Corp.*	47,435	1,725,685
		105,472,505
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A" (a)	36,530	1,972,255
Corning, Inc.	323,197	5,866,025
FLIR Systems, Inc. (a)	33,500	1,129,285
Jabil Circuit, Inc. (a)	39,089	789,598
Molex, Inc. (a)	30,386	783,047
		10,540,210
Internet Software & Services 1.6%
Akamai Technologies, Inc.*	39,700	1,249,359
eBay, Inc.*	236,332	7,626,434
Google, Inc. "A"*	52,091	26,377,840
Monster Worldwide, Inc.* (a)	29,489	432,309
VeriSign, Inc. (a)	34,200	1,144,332
Yahoo!, Inc.* (a)	267,333	4,020,688
		40,850,962
IT Services 3.2%
Automatic Data Processing, Inc. (a)	103,510	5,452,907
Cognizant Technology Solutions Corp. "A"*	63,422	4,651,369
Computer Sciences Corp. (a)	32,043	1,216,352
Fidelity National Information Services, Inc. (a)	56,339	1,734,678
Fiserv, Inc.*	30,105	1,885,476
International Business Machines Corp.	250,487	42,971,045
MasterCard, Inc. "A" (a)	19,500	5,876,130
Paychex, Inc. (a)	67,601	2,076,703
SAIC, Inc.* (a)	56,132	944,140
Teradata Corp.* (a)	34,508	2,077,382
Total System Services, Inc. (a)	34,066	632,946
Visa, Inc. "A" (a)	99,201	8,358,676
Western Union Co.	130,996	2,623,850
		80,501,654
Office Electronics 0.1%
Xerox Corp. (a)	291,278	3,032,204
Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc.* (a)	121,197	847,167
Altera Corp. (a)	67,044	3,107,489
Analog Devices, Inc.	63,368	2,480,224
Applied Materials, Inc.	272,204	3,541,374
Broadcom Corp. "A"*	98,983	3,329,788
First Solar, Inc.* (a)	11,495	1,520,444
Intel Corp.	1,096,415	24,296,556
KLA-Tencor Corp. (a)	34,385	1,391,905
Linear Technology Corp.	46,496	1,535,298
LSI Corp.*	120,455	857,640
MEMC Electronic Materials, Inc.* (a)	50,700	432,471
Microchip Technology, Inc.	38,900	1,474,699
Micron Technology, Inc.* (a)	181,249	1,355,743
National Semiconductor Corp.	49,766	1,224,741
Novellus Systems, Inc.* (a)	17,982	649,870
NVIDIA Corp.* (a)	125,443	1,998,934
Teradyne, Inc.* (a)	36,158	535,138
Texas Instruments, Inc. (a)	239,515	7,863,277
Xilinx, Inc. (a)	55,303	2,016,900
		60,459,658
Software 3.6%
Adobe Systems, Inc.*	105,044	3,303,634
Autodesk, Inc.*	48,448	1,870,093
BMC Software, Inc.*	36,166	1,978,280
CA, Inc. (a)	78,515	1,793,283
Citrix Systems, Inc.*	39,314	3,145,120
Compuware Corp.* (a)	45,452	443,611
Electronic Arts, Inc.* (a)	69,206	1,633,262
Intuit, Inc.*	56,430	2,926,460
Microsoft Corp.	1,535,290	39,917,540
Oracle Corp.	805,751	26,517,265
Red Hat, Inc.*	39,493	1,812,729
Salesforce.com, Inc.* (a)	25,100	3,739,398
Symantec Corp.*	154,464	3,046,030
		92,126,705
Materials 3.6%
Chemicals 2.1%
Air Products & Chemicals, Inc.	43,718	4,178,566
Airgas, Inc.	14,350	1,005,074
CF Industries Holdings, Inc.	15,078	2,136,100
Dow Chemical Co. (a)	242,058	8,714,088
E.I. du Pont de Nemours & Co.	192,958	10,429,380
Eastman Chemical Co.	15,169	1,548,300
Ecolab, Inc. (a)	47,342	2,669,142
FMC Corp. (a)	15,200	1,307,504
International Flavors & Fragrances, Inc. (a)	16,116	1,035,292
Monsanto Co.	110,866	8,042,220
PPG Industries, Inc. (a)	32,762	2,974,462
Praxair, Inc. (a)	62,854	6,812,745
Sigma-Aldrich Corp. (a)	24,716	1,813,660
The Sherwin-Williams Co. (a)	18,205	1,526,853
		54,193,386
Construction Materials 0.0%
Vulcan Materials Co. (a)	27,076	1,043,238
Containers & Packaging 0.2%
Ball Corp.	35,048	1,347,946
Bemis Co., Inc. (a)	22,930	774,575
Owens-Illinois, Inc.*	32,300	833,663
Sealed Air Corp.	33,372	793,920
		3,750,104
Metals & Mining 1.1%
AK Steel Holding Corp. (a)	24,700	389,272
Alcoa, Inc. (a)	217,338	3,446,981
Allegheny Technologies, Inc. (a)	21,979	1,395,007
Cliffs Natural Resources, Inc.	30,233	2,795,041
Freeport-McMoRan Copper & Gold, Inc.	196,404	10,389,772
Newmont Mining Corp.	101,554	5,480,869
Nucor Corp. (a)	64,699	2,666,893
Titanium Metals Corp. (a)	18,000	329,760
United States Steel Corp. (a)	29,375	1,352,425
		28,246,020
Paper & Forest Products 0.2%
International Paper Co. (a)	91,312	2,722,924
MeadWestvaco Corp. (a)	34,078	1,135,138
		3,858,062
Telecommunication Services 3.0%
Diversified Telecommunication Services 2.7%
AT&T, Inc. (a)	1,225,919	38,506,116
CenturyLink, Inc.	123,938	5,010,813
Frontier Communications Corp. (a)	201,135	1,623,159
Verizon Communications, Inc.	585,951	21,814,956
Windstream Corp. (a)	103,001	1,334,893
		68,289,937
Wireless Telecommunication Services 0.3%
American Tower Corp. "A"*	81,736	4,277,245
MetroPCS Communications, Inc.*	55,200	949,992
Sprint Nextel Corp.* (a)	619,814	3,340,798
		8,568,035
Utilities 3.3%
Electric Utilities 1.8%
American Electric Power Co., Inc.	99,765	3,759,145
Duke Energy Corp. (a)	276,991	5,215,741
Edison International	66,574	2,579,742
Entergy Corp. (a)	37,109	2,533,803
Exelon Corp. (a)	136,488	5,847,146
FirstEnergy Corp.	86,602	3,823,478
NextEra Energy, Inc. (a)	87,987	5,055,733
Northeast Utilities (a)	37,400	1,315,358
Pepco Holdings, Inc. (a)	45,200	887,276
Pinnacle West Capital Corp. (a)	22,496	1,002,872
PPL Corp. (a)	118,114	3,287,113
Progress Energy, Inc.	60,150	2,887,801
Southern Co.	174,679	7,053,538
		45,248,746
Gas Utilities 0.1%
Nicor, Inc. (a)	9,137	500,159
ONEOK, Inc. (a)	22,743	1,683,210
		2,183,369
Independent Power Producers & Energy Traders 0.2%
AES Corp.*	134,337	1,711,453
Constellation Energy Group, Inc.	41,287	1,567,254
NRG Energy, Inc.* (a)	51,244	1,259,578
		4,538,285
Multi-Utilities 1.2%
Ameren Corp. (a)	49,619	1,431,012
CenterPoint Energy, Inc.	87,968	1,702,181
CMS Energy Corp. (a)	52,649	1,036,659
Consolidated Edison, Inc. (a)	59,894	3,188,757
Dominion Resources, Inc. (a)	119,201	5,753,832
DTE Energy Co.	34,803	1,740,846
Integrys Energy Group, Inc. (a)	16,800	870,912
NiSource, Inc. (a)	59,066	1,196,087
PG&E Corp.	83,316	3,501,771
Public Service Enterprise Group, Inc.	105,281	3,436,372
SCANA Corp. (a)	22,667	892,400
Sempra Energy	48,696	2,575,044
TECO Energy, Inc. (a)	46,188	872,491
Wisconsin Energy Corp. (a)	49,500	1,551,825
Xcel Energy, Inc.	100,237	2,435,759
		32,185,948
Total Common Stocks (Cost $1,712,578,913)		2,486,962,621

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.2%
US Treasury Obligation
US Treasury Bill, 0.055%**, 11/17/2011 (b) (Cost $5,213,892)	5,215,000	5,213,894

	Shares	Value ($)

Securities Lending Collateral 31.4%
Daily Assets Fund Institutional, 0.13% (c) (d) (Cost $797,406,378)	797,406,378	797,406,378

Cash Equivalents 1.6%
Central Cash Management Fund, 0.11% (c) (Cost $40,549,509)	40,549,509	40,549,509

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,555,748,692)+	131.3	3,330,132,402
Other Assets and Liabilities, Net (a)	(31.3)	(793,644,616)
Net Assets	100.0	2,536,487,786

* Non-income producing security

** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $2,739,259,868. At June 30, 2011, net unrealized appreciation for all securities based on tax cost was $590,872,534. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $979,149,004 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $388,276,470.

(a) All or a portion of these securities were on loan amounting to $787,860,689. In addition, included in other assets and liabilities, net is a pending sale, amounting to $286,160 that is also on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2011 amounted to $788,146,849, which is 31.1% of net assets.

(b) At June 30, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At June 30, 2011, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 Index	USD	9/15/2011	150	49,331,250	1,744,528

Currency Abbreviation
USD United States Dollar

For information on the Portfolio's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$2,486,962,621	$—	$—	$2,486,962,621
Government & Agency Obligation (e)	—	5,213,894	—	5,213,894
Short-Term Investments (e)	837,955,887	—	—	837,955,887
Derivatives (f)	1,744,528	—	—	1,744,528
Total	$3,326,663,036	$5,213,894	$—	$3,331,876,930

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2011.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2011 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $1,717,792,805) — including $787,860,689 of securities loaned	$2,492,176,515
Investment in Daily Assets Fund Institutional (cost $797,406,378)*	797,406,378
Investment in Central Cash Management Fund (cost $40,549,509)	40,549,509
Total investments in securities, at value (cost $2,555,748,692)	3,330,132,402
Cash	41,528
Receivable for investments sold	302,065
Dividends receivable	3,185,850
Interest receivable	41,592
Receivable for daily variation margin on futures contracts	419,989
Other assets	26,561
Total assets	3,334,149,987
Liabilities
Payable upon return of securities loaned	797,406,378
Accrued management fee	101,843
Other accrued expenses and payables	153,980
Total liabilities	797,662,201
Net assets	$2,536,487,786

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2011 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $5,916)	$25,077,340
Interest	3,589
Income distributions — Central Cash Management Fund	17,962
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	271,473
Total income	25,370,364
Expenses: Investment management fee	636,977
Administration fee	382,186
Custodian fee	26,550
Professional fees	56,329
Reports to shareholders	3,496
Trustees' fees and expenses	33,094
Insurance	27,061
Other	32,714
Total expenses	1,198,407
Net investment income (loss)	24,171,957
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	64,138,691
Futures	3,218,020
67,356,711
Change in net unrealized appreciation (depreciation) on: Investments	57,134,254
Futures	835,129
57,969,383
Net gain (loss)	125,326,094
Net increase (decrease) in net assets resulting from operations	$149,498,051

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations: Net investment income (loss)	$24,171,957	$49,287,586
Net realized gain (loss)	67,356,711	(29,380,545)
Change in net unrealized appreciation (depreciation)	57,969,383	319,691,845
Net increase (decrease) in net assets resulting from operations	149,498,051	339,598,886
Capital transactions in shares of beneficial interest: Proceeds from capital invested	217,088,242	327,827,952
Value of capital withdrawn	(354,501,188)	(621,636,132)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(137,412,946)	(293,808,180)
Increase (decrease) in net assets	12,085,105	45,790,706
Net assets at beginning of period	2,524,402,681	2,478,611,975
Net assets at end of period	$2,536,487,786	$2,524,402,681

The accompanying notes are an integral part of the financial statements.

Financial Highlights
	Six Months Ended 6/30/11 (Unaudited)		Years Ended December 31,
			2010		2009		2008		2007		2006
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,536		2,524		2,479		2,153		3,409		3,549
Ratio of expenses before expense reductions (%)	.09	*	.10		.09		.10		.09		.08
Ratio of expenses after expense reductions (%)	.09	*	.06		.05		.05		.05		.05
Ratio of net investment income (%)	1.90	*	2.03		2.38		2.29		1.91		1.90
Portfolio turnover rate (%)	1	**	5		9	c	6		5		4
Total investment return (%)b	6.06	**	15.12	a	26.54	a	(37.01	)a	5.54	a	15.72	a
a Total investment return would have been lower had certain expenses not been reduced.
b Total investment return for the Portfolio was derived from the performance of the Institutional Class of DWS Equity 500 Index Fund.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company organized as a New York business trust.

The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2011, DWS S&P 500 Index Fund and DWS Equity 500 Index Fund owned approximately 23% and 77%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Portfolio's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Securities Lending. The Portfolio lends securities to certain financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2010 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2011, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2011 is included in a table following the Portfolio's Investment Portfolio. For the six months ended June 30, 2011, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $37,277,000 to $49,331,000.

The following table summarizes the value of the Portfolio's derivative instruments held as of June 30, 2011 presented by primary underlying risk exposure:
Asset Derivative	Futures Contracts
Equity Contracts (a)	$1,744,528

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2011 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$3,218,020

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$835,129

The above derivative is located in the following Statement of Operations account:

(a) Change in net realized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2011, purchases and sales of investment securities (excluding short-term investments) aggregated $29,505,493 and $151,247,335, respectively.

D. Related Parties

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as the investment manager to the Portfolio.

Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio's sub-advisor. Northern Trust Investments, Inc. ("NTI") serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.

The investment management fee payable under the Investment Management Agreement is equal to an annualized rate of 0.05% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2011, the Administration Fee was $382,186, of which $61,106 is unpaid.

Trustees' Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2011.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index Portfolio

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 29, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 29, 2011